Related Party Balance and Transactions	12 Months Ended
Dec. 31, 2023
Related Party Balance and Transactions [Abstract]
Related Party Balance and Transactions
24.	Related Party Balance and Transactions

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Transactions with related parties
(1) Base commission income and Sales incentive income shared with related parties under Self-Commitment and Non-Group Collaborative Agreements (see note 1)
Jiufeng	95	31	—
Jiuzhen	179	4,022	—
Deyan	251	—	—
Jiushi	4	—	—
Chongkai	100	69	—
Muju	—	875	286
	629	4,997	286

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
(2) Other income shared with related parties
Chenji Zhaozhao	—	184	100
Tinghaozhu Space	—	1,285	—
	—	1,469	100
	629	6,466	386

Under the respective Non-Group Commitment Agreements, the equity method investees above are parties under tri-party agreements pursuant to which they directly advanced the deposits to the real estate developers for the years ended December 31, 2021, 2022 and 2023.

During the years ended December 31,2021, 2022 and 2023, these related parties entered an Exclusive Sales Contracts which is required to directly advance deposit to the real estate developers while neither the Group nor these related parties is required to purchase any unsold unit of properties at the end of the exclusive sales period.

During the year ended December 31, 2022, the Group borrowed bank loan secured by real estate owned by one of equity method investment of the Group, Jiushi and real estate owned by Suzhou Chaxiaobai Culture & Media Co., Ltd. (“Suzhou Chaxiaobai”). The spouse of a shareholder of the Group is the controlling shareholder of Suzhou Chaxiaobai (see note 13). The loan from Zhejiang Chouzhou Commercial Bank was fully repaid in January, 2023.

	As of December 31,
	2022	2023
	RMB	RMB
Amounts due to related parties
(1) Payables for income shared under Non-Group Collaborative Agreements (see note 1)
Gefei Chengyun	10,759	10,759
Jiufeng	242	242
Jiuchuan	9,403	9,403
Longshutianye	10,140	10,140
Yunde	9,383	9,383
Detong	3,274	3,274
Qixing	964	—
Jiushi	65	65
	44,230	43,266

	As of December 31,
	2022	2023
	RMB	RMB
(2) Payables for Base Commission Income shared with related parties under Exclusive Sales Contracts without Sales Commitment Arrangement
Derong	9,733	9,733
Jiushen	29	29
Jiufeng	495	495
	10,257	10,257

(3) Other payables
Jiushen	790	790
Shanghai Chongkai Enterprise Management (LLP) (“Chongkai”)	3,689	3,689
Jiufeng	149	149
Muju	5,561	—
Jiuzhen	3,981	—
Chenji Zhaozhao	191	—
	14,361	4,628

Total	68,848	58,151

Jiuchuan, Decheng, Longshutianye, Longshuqianli, Yunde, Gefei chengyun, Jiushen, Detong, Derong, Qixing, Jiuzhen, Deyan, Jiushi , Muju, Chenji Zhaozhao and Tinghaozhu Space are equity method investees of the Group.

Jiusheng and Jiufeng are subsidiaries of Jiushen.

Chongkai is a company owned by two of the founders and certain management of the Group.